BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION

NOTE 2. BASIS OF PRESENTATION

As Atmus became a publicly traded company upon the IPO, its financial statements are now presented on a consolidated basis. In preparation for the IPO, the Company’s historical consolidated financial statements were prepared on a standalone basis, which reflected a combination of entities under common control that had been “carved out” of and derived from the historical consolidated financial statements and accounting records of Cummins.

The financial statements for all periods presented, including the historical results of the Company prior to May 26, 2023, are now referred to as “Consolidated Financial Statements”, and have been prepared in accordance with generally accepted accounting principles in the United States of America (GAAP). All intercompany balances and transactions are eliminated in consolidation.

Periods Prior to the IPO

Prior to the IPO, Atmus, previously the Filtration Business of Cummins, functioned as part of the larger group of businesses controlled by Cummins and accordingly, utilized centralized functions of Cummins, such as facilities and information technology, to support its operations. A portion of the shared service costs were historically allocated to the Filtration Business. Cummins also performed certain corporate functions for the Filtration Business and the related corporate expenses were allocated from Cummins. These allocated costs primarily related to certain governance and corporate functions, including finance, human resources, investor relations, legal, tax, treasury and certain other costs. Where it was possible to specifically attribute such expenses to activities of the Filtration Business, these amounts were charged or credited directly to the Filtration Business without allocation or apportionment. Allocation of other such expenses was based on a reasonable reflection of the utilization of the service provided or benefit received by the Filtration Business for the periods presented prior to the Separation, on a consistent basis, such as a relative percentage of headcount and third-party sales. The aggregate costs allocated for these functions to the Filtration Business are included within the Consolidated Statements of Net Income for the periods presented prior to the Separation.

Management believes these cost allocations were a reasonable reflection of the utilization of services provided to, or the benefit derived by, the Filtration Business during the period prior to the IPO, though the allocations may not be indicative of the actual costs that would have been incurred had the Filtration Business operated as a standalone public company. Actual costs that may have been incurred if the Filtration Business had been a standalone company would depend on a number of factors, including the chosen organizational structure, whether functions were outsourced or performed by the Filtration Business employees, and strategic decisions made in areas such as manufacturing, selling and marketing, research and development, information technology and infrastructure.

Historically, Atmus’ cash was transferred to Cummins on a daily basis. This arrangement was not reflective of the manner in which Atmus would have been able to finance its operations had it been a standalone business separate from Cummins during each of the periods presented.

Cummins’ debt and related interest expense were not allocated to Atmus for any of the periods presented since Atmus was not the legal obligor of the debt and Cummins’ borrowings were not directly attributable to Atmus.

As the separate legal entities that made up the Filtration Business were not historically held by a single legal entity, Cummins’ net investment in this business (“Net Parent Investment”) was presented in lieu of a controlling interest’s equity in the Consolidated Financial Statements.

For the Filtration Business, transactions with Cummins affiliates were included in the Consolidated Statements of Net Income and related balances were reflected as related party receivables and related party payables. Other balances between the Filtration Business and Cummins were considered to be effectively settled in the Consolidated Financial Statements at the time the transactions were recorded.

As of the IPO Date

In connection with the Separation, Atmus entered into various agreements with Cummins, including a separation agreement. In the separation agreement, there were certain assets and liabilities identified in the schedules, including leases and unrecognized tax liabilities, which were retained by Cummins and were reflected as Net Parent Investment in the Company’s Consolidated Financial Statements, and those that were transferred to the Company, including additional pension assets, other compensation obligations and certain other assets and liabilities, which were transferred to the Company through Net Parent Investment in the Company’s Consolidated Financial Statements. These various agreements comprehensively provide a framework for Atmus’ relationship with Cummins and govern various interim and ongoing relationships between Atmus and Cummins post IPO.

As part of the Separation, Net Parent Investment was reclassified as Additional Paid-in Capital.

Periods Post IPO

Following the IPO, certain services continue to be provided by Cummins under a transition services agreement. The Company incurred certain costs in its establishment as a standalone public company and expects to incur ongoing additional costs associated with operating as an independent, publicly traded company.

As a standalone entity, the Company will file tax returns on its own behalf, and tax balances and effective income tax rates may differ from the amounts reported in the historical periods. Atmus currently files a consolidated Federal income tax return and returns in certain other jurisdictions with Cummins. Following a full separation from Cummins, Atmus will file tax returns in those jurisdictions on its own behalf.

Post IPO, Retained earnings began to accumulate and the balance reflected on the Consolidated Balance Sheets reflects earnings for the period May 26, 2023 through December 31, 2023.